Finance Lease Liabilities (Details) - Schedule of Finance Lease Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Finance Lease Assets [Abstract]
Cost	$ 673,722	$ 655,371
Less: Accumulated depreciation	(227,152)	(215,038)
Net book value	$ 446,570	$ 440,333